Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
Guggenheim ABC High Dividend ETF (Prospectus Summary) | Guggenheim ABC High Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABCS
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | Guggenheim Airline ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAA
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | Guggenheim China All-Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YAO
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | Guggenheim China Technology ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CQQQ
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | Guggenheim EW Euro-Pacific LDRs ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEN
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | Guggenheim S&P Global Water Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGW
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | Guggenheim Solar ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAN
CLAYMORE/ALPHASHARES CHINA CONSUMER ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAO
CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAO

Guggenheim ABC High Dividend ETF (Prospectus Summary) | Guggenheim ABC High Dividend ETF
Guggenheim ABC High Dividend ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the BNY Mellon

ABC Index (the "ABC Index" or the"Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim ABC High Dividend ETF
Management Fees (comprehensive management fee)		0.65%
Distribution and service (12b-1) fees	[1]
Other expenses	[2]	none
Total annual Fund operating expenses		0.65%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Guggenheim ABC High Dividend ETF	66	262

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the period beginning on June 8, 2011 (the Fund's commencement of operations) and ending on August 31, 2011, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the ABC Index

(Index Ticker: BKABCT). The ABC Index is a rules-based index comprised of, as of

November 30, 2011, approximately 30 securities, which includes common stocks and

U.S. exchange-listed American depositary receipts ("ADRs") of companies from

Australia and Brazil and locally-listed companies in Australia and Canada, as defined by BNY Mellon ("BNY Mellon" or the "Index Provider"). The depositary receipts included in the Index are sponsored. The Index constituent selection process selects the top 10 stocks or ADRs with the highest yield from each country. The Fund will invest at least 80% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board of Trustees", the

"Board" or the "Trustees") of Claymore Exchange-Traded Fund Trust 2 (the

"Trust") may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs included in the Index under the following limited circumstances: (a)

when market conditions result in the underlying security providing more liquidity than the ADR; (b) when an ADR is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding

ADR is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to

U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Risks of investing in each of Australia and Canada include commodity exposure risk, geographic risk and trading partners risk. Commodity exposure risk is exposure related to any negative changes in the agricultural or mining industries which could therefore have an adverse impact on the Australian or

Canadian economy, as applicable. Geographic risk is the risk that a natural disaster could occur in Australia or Canada, as applicable. Trading partners risk is due to the Australian or Canadian economy, as applicable, being heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs,

but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies'

diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those that comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim ABC High Dividend ETF (Prospectus Summary) | Guggenheim ABC High Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim ABC High Dividend ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the BNY Mellon
ABC Index (the "ABC Index" or the"Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the period beginning on June 8, 2011 (the Fund's commencement of operations) and ending on August 31, 2011, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the ABC Index
(Index Ticker: BKABCT). The ABC Index is a rules-based index comprised of, as of
November 30, 2011, approximately 30 securities, which includes common stocks and
U.S. exchange-listed American depositary receipts ("ADRs") of companies from
Australia and Brazil and locally-listed companies in Australia and Canada, as defined by BNY Mellon ("BNY Mellon" or the "Index Provider"). The depositary receipts included in the Index are sponsored. The Index constituent selection process selects the top 10 stocks or ADRs with the highest yield from each country. The Fund will invest at least 80% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board of Trustees", the
"Board" or the "Trustees") of Claymore Exchange-Traded Fund Trust 2 (the
"Trust") may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs included in the Index under the following limited circumstances: (a)
when market conditions result in the underlying security providing more liquidity than the ADR; (b) when an ADR is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding
ADR is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to
U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Risks of investing in each of Australia and Canada include commodity exposure risk, geographic risk and trading partners risk. Commodity exposure risk is exposure related to any negative changes in the agricultural or mining industries which could therefore have an adverse impact on the Australian or
Canadian economy, as applicable. Geographic risk is the risk that a natural disaster could occur in Australia or Canada, as applicable. Trading partners risk is due to the Australian or Canadian economy, as applicable, being heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies'
diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those that comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Guggenheim ABC High Dividend ETF (Prospectus Summary) | Guggenheim ABC High Dividend ETF | Guggenheim ABC High Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (comprehensive management fee)	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	262

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF
Guggenheim Airline ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the NYSE Arca

Global Airline Index (the "Airline Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Airline ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]
Other expenses		0.49%
Total annual Fund operating expenses		0.99%
Expense reimbursements	[2]	0.29%
Total annual Fund operating expenses after expense reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim Airline ETF	72	278	568	1,396

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Airline

Index (Index Ticker: AXGALTR). The Airline Index is a modified equal-dollar weighted Index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry, as defined below, and listed on developed and emerging global market exchanges. The Fund's Index Provider, Archipelago Holdings Inc.

("Arca" or the "Index Provider"), an affiliate of NYSE Euronext, Inc., defines

"developed markets" as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The Index will include equity securities of companies of all capitalizations, as defined by the Index

Provider. The Fund will invest at least 80% of its total assets in common stock,

American depositary receipts ("ADRs") and global depositary receipts ("GDRs")

that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The depositary receipts included in the Index are sponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

Airline Industry Risk. Companies in the airline industry may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Due to the discretionary nature of business and leisure travel spending, airline industry revenues are heavily influenced by the condition of the U.S. economy and economies in other regions of the world.

Airline companies may also be significantly affected by changes in fuel prices,

which may be very volatile. Due to the competitive nature of the airline industry, airline companies may not be able to pass on increased fuel prices to customers by increasing fares. The airline industry may also be significantly affected by changes in labor relations and insurance costs. The trend in the

United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect companies in the airline industry.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to

U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses,

restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on January 26, 2009. The Fund's year-to-date total return was -32.74% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 16.78% and -9.19%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim Airline ETF	Returns Before Taxes	29.22%	29.56%	Jan 26, 2009
Guggenheim Airline ETF After Taxes on Distributions	Returns After Taxes on Distributions	29.19%	29.55%	Jan 26, 2009
Guggenheim Airline ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	18.99%	25.53%	Jan 26, 2009
Guggenheim Airline ETF MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	28.23%	Jan 26, 2009
Guggenheim Airline ETF NYSE Arca Global Airline Index	NYSE Arca Global Airline Index (reflects no deduction for fees, expenses or taxes)	31.64%	29.88%	Jan 26, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim Airline ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the NYSE Arca
Global Airline Index (the "Airline Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Airline
Index (Index Ticker: AXGALTR). The Airline Index is a modified equal-dollar weighted Index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry, as defined below, and listed on developed and emerging global market exchanges. The Fund's Index Provider, Archipelago Holdings Inc.
("Arca" or the "Index Provider"), an affiliate of NYSE Euronext, Inc., defines
"developed markets" as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The Index will include equity securities of companies of all capitalizations, as defined by the Index
Provider. The Fund will invest at least 80% of its total assets in common stock,
American depositary receipts ("ADRs") and global depositary receipts ("GDRs")
that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The depositary receipts included in the Index are sponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Airline Industry Risk. Companies in the airline industry may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Due to the discretionary nature of business and leisure travel spending, airline industry revenues are heavily influenced by the condition of the U.S. economy and economies in other regions of the world.
Airline companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of the airline industry, airline companies may not be able to pass on increased fuel prices to customers by increasing fares. The airline industry may also be significantly affected by changes in labor relations and insurance costs. The trend in the
United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect companies in the airline industry.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to
U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on January 26, 2009. The Fund's year-to-date total return was -32.74% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 16.78% and -9.19%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2009
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | NYSE Arca Global Airline Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NYSE Arca Global Airline Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2009
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | Guggenheim Airline ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total annual Fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2014
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,396
Annual Return 2010	rr_AnnualReturn2010	29.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2009
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | Guggenheim Airline ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2009
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | Guggenheim Airline ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2009

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF
Guggenheim China All-Cap ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the AlphaShares

China All Cap Index (the "China All-Cap Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim China All-Cap ETF
Management Fees (comprehensive management fee)		0.70%
Distribution and service (12b-1) fees	[1]
Other expenses		none
Total annual Fund operating expenses		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim China All-Cap ETF	72	278	501	1,144

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China

All-Cap Index (Index Ticker: ACNACTR). The China All-Cap Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China (as classified by the S&P BMI

County Code classification system). The Index was created by AlphaShares, LLC

("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's

(the "Index Administrator"). The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index

Construction").

The Index may include Hong Kong listed securities, including China H-shares and

Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").

The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock

Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the

Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell)

securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs,

often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation,

growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in

China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold,

encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under

U.S. law or regulations which could negatively affect the company's performance,

and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.

government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses,

restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late

2007 generally has caused an adverse impact in a broad range of markets,

including U.S. and international credit and interbank money markets generally,

thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities),

or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value.

Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Oils/Energy Sector Risk. The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates,

government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates,

interest rates, government regulation, world events, and economic conditions.

Oil exploration and production companies may be at risk for environmental damage claims.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the

Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines,

markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 5.0% of the

Index at the time of each annual rebalance, changes in the market value of the

Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on October 19, 2009. The Fund's year-to-date total return was -24.73% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 13.21% and -5.06%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim China All-Cap ETF	Returns Before Taxes	7.62%	8.63%	Oct 19, 2009
Guggenheim China All-Cap ETF After Taxes on Distributions	Returns After Taxes on Distributions	7.24%	8.30%	Oct 19, 2009
Guggenheim China All-Cap ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	4.96%	7.16%	Oct 19, 2009
Guggenheim China All-Cap ETF AlphaShares China All-Cap Index	AlphaShares China All-Cap Index (reflects no deduction for fees, expenses or taxes)	8.63%	9.56%	Oct 19, 2009
Guggenheim China All-Cap ETF MSCI China Index	MSCI China Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.95%	Oct 19, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim China All-Cap ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares
China All Cap Index (the "China All-Cap Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China
All-Cap Index (Index Ticker: ACNACTR). The China All-Cap Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China (as classified by the S&P BMI
County Code classification system). The Index was created by AlphaShares, LLC
("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's
(the "Index Administrator"). The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index
Construction").

The Index may include Hong Kong listed securities, including China H-shares and
Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").
The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock
Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the
Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell)
securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in
China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.
It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under
U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.
government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late
2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value.
Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Oils/Energy Sector Risk. The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions.
Oil exploration and production companies may be at risk for environmental damage claims.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the
Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 5.0% of the
Index at the time of each annual rebalance, changes in the market value of the
Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 5.0% of the Index at the time of each annual rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on October 19, 2009. The Fund's year-to-date total return was -24.73% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 13.21% and -5.06%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | AlphaShares China All-Cap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	AlphaShares China All-Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | MSCI China Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | Guggenheim China All-Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (comprehensive management fee)	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,144
Annual Return 2010	rr_AnnualReturn2010	7.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | Guggenheim China All-Cap ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | Guggenheim China All-Cap ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2009

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF
Guggenheim China Technology ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the AlphaShares

China Technology Index (the "China Technology Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim China Technology ETF
Management Fees (comprehensive management fee)		0.70%
Distribution and service (12b-1) fees	[1]
Other expenses		none
Total annual Fund operating expenses		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim China Technology ETF	72	278	501	1,144

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China

Technology Index (Index Ticker: ACNIT). The China Technology Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong or Macau (as classified by the S&P BMI County Code classification system), are in the Information

Technology Sector, as defined by Standard & Poor's Global Industry

Classification Standard ("GICS") and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is

maintained by Standard & Poor's (the "Index Administrator"). The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").

The Index may include Hong Kong listed securities, including China H-shares and

Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").

The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock

Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the

Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs,

often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation,

growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition,

previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under

U.S. law or regulations which could negatively affect the company's performance,

and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.

government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses,

restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Technology Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the

Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines,

markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event,

the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on December 8, 2009. The Fund's year-to-date total return was -26.10% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 18.48% and -13.80%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim China Technology ETF	Returns Before Taxes	7.02%	9.67%	Dec 8, 2009
Guggenheim China Technology ETF After Taxes on Distributions	Returns After Taxes on Distributions	6.84%	9.49%	Dec 8, 2009
Guggenheim China Technology ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	4.56%	8.12%	Dec 8, 2009
Guggenheim China Technology ETF MSCI China Index	MSCI China Index (reflects no deduction for fees, expenses or taxes)	4.63%	1.80%	Dec 8, 2009
Guggenheim China Technology ETF AlphaShares China Technology Index	AlphaShares China Technology Index (reflects no deduction for fees, expenses or taxes)	7.32%	10.17%	Dec 8, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim China Technology ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares
China Technology Index (the "China Technology Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China
Technology Index (Index Ticker: ACNIT). The China Technology Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong or Macau (as classified by the S&P BMI County Code classification system), are in the Information
Technology Sector, as defined by Standard & Poor's Global Industry
Classification Standard ("GICS") and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is
maintained by Standard & Poor's (the "Index Administrator"). The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").

The Index may include Hong Kong listed securities, including China H-shares and
Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").
The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock
Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the
Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under
U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.
government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Technology Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the
Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on December 8, 2009. The Fund's year-to-date total return was -26.10% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 18.48% and -13.80%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | MSCI China Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | AlphaShares China Technology Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	AlphaShares China Technology Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | Guggenheim China Technology ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (comprehensive management fee)	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,144
Annual Return 2010	rr_AnnualReturn2010	7.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | Guggenheim China Technology ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | Guggenheim China Technology ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF
Guggenheim EW Euro-Pacific LDRs ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called BNY Mellon

Euro-Pacific Select ADR Index (the "Euro-Pacific Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim EW Euro-Pacific LDRs ETF
Management Fees (comprehensive management fee)		0.35%
Distribution and service (12b-1) fees	[1]
Other expenses		none
Total annual Fund operating expenses		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim EW Euro-Pacific LDRs ETF	36	167	310	726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Guggenheim EW ("equal-weighted") Euro-Pacific LDRs ("Leaders") ETF, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Euro-Pacific Index (Index

Ticker: BKEPAT). The Euro-Pacific Index is comprised of American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), New York Shares and

Global Registered Shares traded on the New York Stock Exchange ("NYSE"), Nasdaq

Stock Market ("NASDAQ") and the NYSE Alternext US Exchange. Index constituents are selected, based on liquidity, from a universe of all U.S.-listed ADRs, GDRs,

New York Shares and Global Registered Shares of developed countries in Europe and Asia-Pacific, as determined by BNY Mellon (the "Index Provider"). BNY Mellon generally follows the World Bank's classification as low-income, middle-income,

or high-income in determining which markets qualify as developed markets.

Developed markets are those markets classified as high-income, with some high income countries excluded due to the nature of their stock market. As of

November 30, 2011 the Index consisted of 109 securities ranging in capitalization from $339 million to $149 billion, which includes small-, mid-,

and large-capitalization stocks as defined by the Index Provider. The Index is weighted based on an equal-weighted methodology whereby each constituent receives an equal weight at each rebalance.

The Fund will invest at least 80% of its total assets in ADRs, GDRs, New York

Shares and Global Registered Shares that comprise the Index and underlying securities representing ADRs, GDRs, New York Shares and Global Registered Shares

that comprise the Index. The depositary receipts that comprise the Index may be sponsored or unsponsored. Under normal conditions, the Fund will also invest at least 80% of its total assets in securities of issuers from Europe and

Asia-Pacific countries. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the

Fund's investment strategy and other policies without shareholder approval,

except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs, GDRs, New York Shares or Global Registered Shares comprising the Index under the following limited circumstances: (a) when market conditions result in the underlying stock providing more liquidity than the ADR, GDR, New York Share or Global Registered Share; (b) when an ADR, GDR, New York Share or Global

Registered Share is trading at a significantly different price than its underlying stock; or (c) the timing of trade execution is improved due to the local market in which an underlying stock is traded being open at different times than the market in which the stock's corresponding ADR, GDR, New York

Share or Global Registered Share is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally,

the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

As of the date of this Prospectus, a significant percentage of the Index is comprised of securities of companies from the United Kingdom and Japan. To the extent that the Index is focused on securities of any one country, including the

United Kingdom or Japan, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late

2007 generally has caused an adverse impact in a broad range of markets,

including U.S. and international credit and interbank money markets generally,

thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on March 1, 2007. The Fund's year-to-date total return was -20.12% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 29.41% and -21.87%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Guggenheim EW Euro-Pacific LDRs ETF	Returns Before Taxes		12.81%	(2.28%)		Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF After Taxes on Distributions	Returns After Taxes on Distributions		11.31%	(3.39%)		Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares		8.33%	(2.58%)		Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF BNY Mellon Euro-Pacific Select ADR Index	BNY Mellon Euro-Pacific Select ADR Index (reflects no deduction for fees, expenses or taxes)		12.90%		[1]	Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF Robeco Developed International Equity Index/BNY Mellon Euro-Pacific Select ADR Index	Robeco Developed International Equity Index/BNY Mellon Euro-Pacific Select ADR Index	[2]	12.90%	(1.47%)		Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		7.75%	(3.26%)		Mar 1, 2007
[1]	Returns for BNY Mellon Euro-Pacific Select ADR Index are not shown for the period covering since the Fund's inception on March 1, 2007, because the Index commenced publication on January 20, 2009.
[2]	Prior to March 31, 2009, the Fund's underlying index was the Robeco Developed International Equity Index. As this index ceased publication on March 31, 2009, returns since inception represent returns of the Robeco Developed International Equity Index until March 31, 2009, and returns of the BNY Mellon Euro-Pacific Select ADR Index since March 31, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim EW Euro-Pacific LDRs ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called BNY Mellon
Euro-Pacific Select ADR Index (the "Euro-Pacific Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Guggenheim EW ("equal-weighted") Euro-Pacific LDRs ("Leaders") ETF, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Euro-Pacific Index (Index
Ticker: BKEPAT). The Euro-Pacific Index is comprised of American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), New York Shares and
Global Registered Shares traded on the New York Stock Exchange ("NYSE"), Nasdaq
Stock Market ("NASDAQ") and the NYSE Alternext US Exchange. Index constituents are selected, based on liquidity, from a universe of all U.S.-listed ADRs, GDRs,
New York Shares and Global Registered Shares of developed countries in Europe and Asia-Pacific, as determined by BNY Mellon (the "Index Provider"). BNY Mellon generally follows the World Bank's classification as low-income, middle-income, or high-income in determining which markets qualify as developed markets.
Developed markets are those markets classified as high-income, with some high income countries excluded due to the nature of their stock market. As of
November 30, 2011 the Index consisted of 109 securities ranging in capitalization from $339 million to $149 billion, which includes small-, mid-, and large-capitalization stocks as defined by the Index Provider. The Index is weighted based on an equal-weighted methodology whereby each constituent receives an equal weight at each rebalance.

The Fund will invest at least 80% of its total assets in ADRs, GDRs, New York
Shares and Global Registered Shares that comprise the Index and underlying securities representing ADRs, GDRs, New York Shares and Global Registered Shares
that comprise the Index. The depositary receipts that comprise the Index may be sponsored or unsponsored. Under normal conditions, the Fund will also invest at least 80% of its total assets in securities of issuers from Europe and
Asia-Pacific countries. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the
Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs, GDRs, New York Shares or Global Registered Shares comprising the Index under the following limited circumstances: (a) when market conditions result in the underlying stock providing more liquidity than the ADR, GDR, New York Share or Global Registered Share; (b) when an ADR, GDR, New York Share or Global
Registered Share is trading at a significantly different price than its underlying stock; or (c) the timing of trade execution is improved due to the local market in which an underlying stock is traded being open at different times than the market in which the stock's corresponding ADR, GDR, New York
Share or Global Registered Share is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

As of the date of this Prospectus, a significant percentage of the Index is comprised of securities of companies from the United Kingdom and Japan. To the extent that the Index is focused on securities of any one country, including the
United Kingdom or Japan, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late
2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on March 1, 2007. The Fund's year-to-date total return was -20.12% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 29.41% and -21.87%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | BNY Mellon Euro-Pacific Select ADR Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BNY Mellon Euro-Pacific Select ADR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | Robeco Developed International Equity Index/BNY Mellon Euro-Pacific Select ADR Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Robeco Developed International Equity Index/BNY Mellon Euro-Pacific Select ADR Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.26%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | Guggenheim EW Euro-Pacific LDRs ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (comprehensive management fee)	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[3]
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	310
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2008	rr_AnnualReturn2008	(43.96%)
Annual Return 2009	rr_AnnualReturn2009	36.26%
Annual Return 2010	rr_AnnualReturn2010	12.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | Guggenheim EW Euro-Pacific LDRs ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | Guggenheim EW Euro-Pacific LDRs ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007

[1]	Returns for BNY Mellon Euro-Pacific Select ADR Index are not shown for the period covering since the Fund's inception on March 1, 2007, because the Index commenced publication on January 20, 2009.
[2]	Prior to March 31, 2009, the Fund's underlying index was the Robeco Developed International Equity Index. As this index ceased publication on March 31, 2009, returns since inception represent returns of the Robeco Developed International Equity Index until March 31, 2009, and returns of the BNY Mellon Euro-Pacific Select ADR Index since March 31, 2009.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.

Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF
Guggenheim S&P Global Water Index ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the S&P Global

Water Index (the "Water Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim S&P Global Water Index ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]
Other expenses		0.28%
Total annual Fund operating expenses		0.78%
Expense reimbursements	[2]	0.08%
Total annual Fund operating expenses after expense reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim S&P Global Water Index ETF	72	278	520	1,214

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Water

Index (Index Ticker: SPGTAQTR). At each rebalancing the Water Index is comprised of 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard &

Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P")

generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets - Austria,

Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong

Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New

Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland,

the United Kingdom and the United States. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as

being associated (in a manner representing a major component of such companies'

business) with the global demand for water, including water utilities,

infrastructure, equipment, instruments and materials. Total market capitalization and float-adjusted market capitalization of securities in the

Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P.

The Fund will invest at least 90% of its total assets in common stock and

American depositary receipts ("ADRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of

Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the securities held by the Fund.

Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations,

competition and water conservation.

Industrial Products Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs,

but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and broad measures of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on May 14, 2007. The Fund's year-to-date total return was 10.93% as of September 30, 2011.

During the periods represented in the chart above, the Fund's highest and lowest calendar quarter returns were 28.83% and -22.60%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim S&P Global Water Index ETF	Returns Before Taxes	15.03%	(1.59%)	May 14, 2007
Guggenheim S&P Global Water Index ETF After Taxes on Distributions	Returns After Taxes on Distributions	14.24%	(2.68%)	May 14, 2007
Guggenheim S&P Global Water Index ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	9.77%	(2.04%)	May 14, 2007
Guggenheim S&P Global Water Index ETF S&P Global Water Index	S&P Global Water Index (reflects no deduction for fees, expenses or taxes)	15.43%	(0.84%)	May 14, 2007
Guggenheim S&P Global Water Index ETF MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	(3.82%)	May 14, 2007
Guggenheim S&P Global Water Index ETF Dow Jones World Utilities Index	Dow Jones World Utilities Index (reflects no deduction for fees, expenes or taxes)	(1.63%)	(7.17%)	May 14, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim S&P Global Water Index ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global
Water Index (the "Water Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Water
Index (Index Ticker: SPGTAQTR). At each rebalancing the Water Index is comprised of 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard &
Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P")
generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets - Austria,
Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong
Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New
Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland,
the United Kingdom and the United States. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as
being associated (in a manner representing a major component of such companies'
business) with the global demand for water, including water utilities, infrastructure, equipment, instruments and materials. Total market capitalization and float-adjusted market capitalization of securities in the
Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P.

The Fund will invest at least 90% of its total assets in common stock and
American depositary receipts ("ADRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of
Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the securities held by the Fund.
Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Industrial Products Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and broad measures of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on May 14, 2007. The Fund's year-to-date total return was 10.93% as of September 30, 2011.

During the periods represented in the chart above, the Fund's highest and lowest calendar quarter returns were 28.83% and -22.60%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | S&P Global Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Water Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | Dow Jones World Utilities Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones World Utilities Index (reflects no deduction for fees, expenes or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | Guggenheim S&P Global Water Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total annual Fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2014
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,214
Annual Return 2008	rr_AnnualReturn2008	(39.77%)
Annual Return 2009	rr_AnnualReturn2009	31.43%
Annual Return 2010	rr_AnnualReturn2010	15.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | Guggenheim S&P Global Water Index ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.68%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | Guggenheim S&P Global Water Index ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF
Guggenheim Solar ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the MAC Global

Solar Energy Index (the "Solar Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Solar ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]
Other expenses		0.38%
Total annual Fund operating expenses		0.88%
Expense reimbursements	[2]	0.18%
Total annual Fund operating expenses after expense reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim Solar ETF	72	278	543	1,301

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Solar

Index (Index Ticker: SUNIDX). As of November 30, 2011, the Solar Index was

comprised of approximately 35 securities selected based on the relative importance of solar power within the company's business model, as determined by

MAC Indexing LLC ("MAC" or the "Index Provider"). As of such date, the market capitalizations of securities included in the Index range from approximately $20 million to approximately $4 billion. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end-users, companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers, companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (measured in the manner set forth below under "Index

Methodology") from solar power system sales, distribution, installation,

integration or financing; and companies that specialize in selling electricity derived from solar power. The Index is generally comprised of equity securities,

including American depositary receipts ("ADRs") and global depositary receipts

("GDRs"), traded in developed markets. The depositary receipts included in the

Index may be sponsored or unsponsored. The Index Provider currently defines developed markets as the following countries - Australia, Austria, Belgium,

Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the

Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,

Switzerland, the United Kingdom and the United States. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World

Bank, generally consider to be less economically mature than developed nations.

Emerging market countries can include every nation in the world except the

United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Fund will invest at least 90% of its total assets in common stock, ADRs and

GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the

Fund's investment strategy and other policies without shareholder approval,

except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition.

Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Solar Energy Industry Risk. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits,

competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies.

Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. The solar energy industry has experienced an industry-wide shortage of polysilicon, which may place constraints on the revenue growth of solar energy companies and decrease such companies' productivity. Solar energy companies may not be able to secure an adequate and cost-effective supply of solar wafers, cells or reclaimable silicon. If government subsidies and economic incentives for solar power are reduced or eliminated, the demand for solar energy may decline and cause corresponding declines in the revenues and profits of solar energy companies.

Existing regulations and policies, and changes to such regulations and policies,

may present technical, regulatory and economic barriers to the purchase and use of solar power products, thus reducing demand for such products. If solar power technology is not suitable for widespread adoption, or sufficient demand for solar power products does not develop or takes long periods of time to develop,

the revenues of solar power companies may decline.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries,

particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers.

Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Micro-cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines,

markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 4.5% of the

Index at the time of each quarterly rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar year Total Return as of 12/31

The Fund commenced operations on April 15, 2008. The Fund's year-to-date total return was -55.59% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 38.89% and -23.12%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim Solar ETF	Return Before Taxes	(28.11%)	(36.35%)	Apr 15, 2008
Guggenheim Solar ETF After Taxes on Distributions	Returns After Taxes on Distributions	(28.21%)	(36.39%)	Apr 15, 2008
Guggenheim Solar ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	(18.27%)	(28.71%)	Apr 15, 2008
Guggenheim Solar ETF MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	(2.36%)	Apr 15, 2008
Guggenheim Solar ETF MAC Global Solar Energy Index	MAC Global Solar Energy Index (reflects no deduction for fees, expenses or taxes)	(28.12%)	(35.38%)	Apr 15, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim Solar ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the MAC Global
Solar Energy Index (the "Solar Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Solar
Index (Index Ticker: SUNIDX). As of November 30, 2011, the Solar Index was
comprised of approximately 35 securities selected based on the relative importance of solar power within the company's business model, as determined by
MAC Indexing LLC ("MAC" or the "Index Provider"). As of such date, the market capitalizations of securities included in the Index range from approximately $20 million to approximately $4 billion. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end-users, companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers, companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (measured in the manner set forth below under "Index
Methodology") from solar power system sales, distribution, installation, integration or financing; and companies that specialize in selling electricity derived from solar power. The Index is generally comprised of equity securities, including American depositary receipts ("ADRs") and global depositary receipts
("GDRs"), traded in developed markets. The depositary receipts included in the
Index may be sponsored or unsponsored. The Index Provider currently defines developed markets as the following countries - Australia, Austria, Belgium,
Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World
Bank, generally consider to be less economically mature than developed nations.
Emerging market countries can include every nation in the world except the
United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Fund will invest at least 90% of its total assets in common stock, ADRs and
GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the
Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition.

Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Solar Energy Industry Risk. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies.
Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. The solar energy industry has experienced an industry-wide shortage of polysilicon, which may place constraints on the revenue growth of solar energy companies and decrease such companies' productivity. Solar energy companies may not be able to secure an adequate and cost-effective supply of solar wafers, cells or reclaimable silicon. If government subsidies and economic incentives for solar power are reduced or eliminated, the demand for solar energy may decline and cause corresponding declines in the revenues and profits of solar energy companies.
Existing regulations and policies, and changes to such regulations and policies, may present technical, regulatory and economic barriers to the purchase and use of solar power products, thus reducing demand for such products. If solar power technology is not suitable for widespread adoption, or sufficient demand for solar power products does not develop or takes long periods of time to develop, the revenues of solar power companies may decline.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers.
Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 4.5% of the
Index at the time of each quarterly rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 4.5% of the Index at the time of each quarterly rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year Total Return as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on April 15, 2008. The Fund's year-to-date total return was -55.59% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 38.89% and -23.12%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2008
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | MAC Global Solar Energy Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MAC Global Solar Energy Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(35.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2008
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | Guggenheim Solar ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual Fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2014
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,301
Annual Return 2009	rr_AnnualReturn2009	21.30%
Annual Return 2010	rr_AnnualReturn2010	(28.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(55.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(36.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2008
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | Guggenheim Solar ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(36.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2008
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | Guggenheim Solar ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(28.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2008

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

CLAYMORE/ALPHASHARES CHINA CONSUMER ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF
Guggenheim China Consumer ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the AlphaShares

China Consumer Index (the "China Consumer Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CLAYMORE/ALPHASHARES CHINA CONSUMER ETF
Management Fees (comprehensive management fee)
Distribution and service (12b-1) fees	[1]
Other expenses	[2]
Total annual Fund operating expenses
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Other expenses have been estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
CLAYMORE/ALPHASHARES CHINA CONSUMER ETF

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China

Consumer Index (Index Ticker: ACNCS). The China Consumer Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies, which are based in mainland China, Hong Kong or Macau

(based on the criteria set forth below under "Index Construction"), are in the

Consumer Discretionary and Consumer Staples Sectors, as defined by Standard &

Poor's Global Industry Classification Standard ("GICS") and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the

"Index Provider") and is maintained by Standard & Poor's (the "Index

Administrator"). The Index will include equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").

The Index may include Hong Kong listed securities, including China H-shares and

Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").

The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock

Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs that comprise the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the

Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board of

Trustees," the "Board" or the "Trustees") of the Claymore Exchange-Traded Fund

Trust 2 (the "Trust") may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs,

often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation,

growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition,

previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well,

potentially having a significant adverse effect on economic conditions in China,

the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under

U.S. law or regulations which could negatively affect the company's performance,

and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.

government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses,

restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Consumer Staples Sector Risk. Companies in this sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability.

Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the

Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines,

markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
CLAYMORE/ALPHASHARES CHINA CONSUMER ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim China Consumer ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares
China Consumer Index (the "China Consumer Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China
Consumer Index (Index Ticker: ACNCS). The China Consumer Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies, which are based in mainland China, Hong Kong or Macau
(based on the criteria set forth below under "Index Construction"), are in the
Consumer Discretionary and Consumer Staples Sectors, as defined by Standard &
Poor's Global Industry Classification Standard ("GICS") and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the
"Index Provider") and is maintained by Standard & Poor's (the "Index
Administrator"). The Index will include equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").

The Index may include Hong Kong listed securities, including China H-shares and
Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").
The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock
Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs that comprise the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the
Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board of
Trustees," the "Board" or the "Trustees") of the Claymore Exchange-Traded Fund
Trust 2 (the "Trust") may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.
The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under
U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.
government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Consumer Staples Sector Risk. Companies in this sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability.
Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the
Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
CLAYMORE/ALPHASHARES CHINA CONSUMER ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (comprehensive management fee)	rr_ManagementFeesOverAssets
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets		[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Other expenses have been estimated for the current fiscal year.

CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF
Guggenheim China Infrastructure ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the AlphaShares

China Infrastructure Index (the "China Infrastructure Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF
Management Fees (comprehensive management fee)
Distribution and service (12b-1) fees	[1]
Other expenses	[2]
Total annual Fund operating expenses
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Other expenses have been estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
The Fund, using a low-cost"passive"or"indexing"investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China

Infrastructure Index (Index Ticker: ACNIF). The China Infrastructure Index is

designed to measure and monitor the performance of the universe of publicly-traded companies deriving a majority of their revenues from the development, management and/or ownership of infrastructure in mainland China or the Special Administrative Regions of China, which currently are Hong Kong and

Macau, and which are open to foreign investment.

The Index was created by AlphaShares, LLC ("AlphaShares"or the"Index Provider")

and is maintained by Standard & Poor's (the"Index Administrator"). The Index

will include equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").

The Index may include Hong Kong listed securities, including China H-shares and

Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").

The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock

Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs that comprise the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the

Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances,  the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the

Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs,

often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation,

growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in

China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold,

encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under

U.S. law or regulations which could negatively affect the company's performance,

and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.

government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market volatility, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses,

restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Infrastructure Risk. Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including, high interest costs in connection with capital construction programs,

costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services,

uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Finally, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies because of its investments in such entities.

Industrial Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs,

but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under"Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the

Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines,

markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the

Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not

guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim China Infrastructure ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares
China Infrastructure Index (the "China Infrastructure Index" or the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low-cost"passive"or"indexing"investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China
Infrastructure Index (Index Ticker: ACNIF). The China Infrastructure Index is
designed to measure and monitor the performance of the universe of publicly-traded companies deriving a majority of their revenues from the development, management and/or ownership of infrastructure in mainland China or the Special Administrative Regions of China, which currently are Hong Kong and
Macau, and which are open to foreign investment.

The Index was created by AlphaShares, LLC ("AlphaShares"or the"Index Provider")
and is maintained by Standard & Poor's (the"Index Administrator"). The Index
will include equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").

The Index may include Hong Kong listed securities, including China H-shares and
Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ").
The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock
Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs that comprise the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the
Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances,  the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the
Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;
or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in
China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.
It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under
U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.
government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market volatility, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Infrastructure Risk. Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including, high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Finally, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies because of its investments in such entities.

Industrial Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under"Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the
Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not
guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (comprehensive management fee)	rr_ManagementFeesOverAssets
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets		[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Other expenses have been estimated for the current fiscal year.